CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION

NOTE 15:- CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION

The Company applies ASC 280, "Segment Reporting" ("ASC 280"). Operating segments are defined as components of an enterprise for which separate financial information is available and is evaluated regularly by the chief operating decision maker. Segments are managed separately as follows:

Fixed Networks provides advanced fixed broadband satellite communication networks, satellite communication systems and associated professional services and comprehensive turnkey solutions and fully managed satellite network services solutions. The Company’s customers are service providers, satellite operators, mobile network operators, or MNOs, telecommunication companies, or Telco, large enterprises and governments worldwide. In addition, it includes the Company’s network operation and managed networks and services in Peru.

Mobility Solutions provides advanced on-the-move satellite communications equipment, systems and solutions, including airborne, maritime and ground-mobile satellite systems and solutions.

This segment provides solutions for land, sea and air connectivity, while placing major focus on the high-growth market of IFC, with the Company’s unique leading technology as well as defense and homeland security activities.

Terrestrial Infrastructure Projects includes the Company's construction of fiber and wireless network in Peru.

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GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 15:- CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (cont.)

a.Information on the reportable operating segments:

1.The measurement of the reportable operating segments is based on the same accounting principles applied in these consolidated financial statements which includes certain corporate overhead allocations.

2.Financial information relating to reportable operating segments:

	Year ended December 31, 2021
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Unallocated	Total

Revenues	$114,398	$77,614	$22,958	$-	$214,970
Cost of revenues	72,885	45,665	25,153	-	143,703

Gross profit (loss)	41,513	31,949	(2,195)	-	71,267

Research and development, net	9,943	21,393	-	-	31,336
Selling and marketing	15,305	6,169	38	-	21,512
General and administrative	8,943	5,059	1,585	-	15,587
Impairment of held for sale asset	-	-	-	651	651

Operating income (loss)	7,322	(672)	(3,818)	(651)	2,181
Financial expenses, net					1,722

Income before taxes					459
Taxes on income					3,492

Net loss					$(3,033)

Depreciation and amortization expenses	$5,740	$5,138	$113	$-	$10,991

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GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 15:- CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Cont.)

	Year ended December 31, 2020
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Unallocated	Total
	As Restated (1)		As Restated (1)		As Restated (1)

Revenues	$92,496	$54,169	$19,470	$-	$166,135
Cost of revenues	61,939	37,728	25,088	-	124,755

Gross profit (loss)	30,557	16,441	(5,618)	-	41,380

Research and development, net	7,350	18,953	-	-	26,303
Selling and marketing	12,388	4,448	35	-	16,871
General and administrative	8,520	4,002	1,541	-	14,063
Merger, acquisition and related litigation income, net	-	-	-	(53,633)	(53,633)

Operating income (loss)	2,299	(10,962)	(7,194)	53,633	37,776
Financial expenses, net					1,907

Income before taxes					35,869
Taxes on income					793

Net income					$35,076

Depreciation and amortization expenses	$5,953	$4,259	$79	$-	$10,291

	Year ended December 31, 2019
	Fixed Networks	Mobility Solutions	Terrestrial Infrastructure Projects	Unallocated	Total
	As Restated (1)		As Restated (1)		As Restated (1)

Revenues	$127,142	$104,665	$25,527	$-	$257,334
Cost of revenues	80,038	53,263	27,836	-	161,137

Gross profit (loss)	47,104	51,402	(2,309)	-	96,197

Research and development, net	10,919	19,265	-	-	30,184
Selling and marketing	14,955	6,485	48	-	21,488
General and administrative	11,279	5,914	1,322	-	18,515
Merger, acquisition and related litigation expenses, net	-	-	-	118	118

Operating income (loss)	9,951	19,738	(3,679)	(118)	25,892
Financial expenses, net					2,617

Income before taxes					23,275
Tax benefit					(13,583)

Net income					$36,858

Depreciation and amortization expenses	$7,032	$3,871	$75	$-	$10,978

(1) The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.

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GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 15:- CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Cont.)

b.Geographic information:

Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Year ended December 31,
	2021	2020	2019
		As Restated (1)

Latin America *)	$70,421	$58,872	$75,464
Asia Pacific	45,512	25,265	44,181
United States and Canada	71,468	59,819	107,520
Europe, the Middle East and Africa **)	27,569	22,179	30,169

	$214,970	$166,135	$257,334

*)Revenues attributed to Peru in 2021 amounted to $ 49,511.

**)Revenues attributed to Israel in 2021 amounted to $ 5,923.

(1) The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.

c.The Company's long-lived assets (property and equipment, net and operating lease right-of-use assets) are located as follows:

	December 31,
	2021	2020

Israel	$58,435	$59,554
Latin America	5,518	3,657
United States	8,448	8,737
Europe	3,179	8,593
Other	1,289	1,510

	$76,869	$82,051

d.The table below represents the revenues from major customers and their segments:

	Year ended December 31,
	2021		2020		2019
			As Restated (1)
Customer A – Terrestrial and Fixed	19%		20%		14%
Customer D – Mobility	12%		*	)	* )
Customer B – Mobility	*	)	11%		13%
Customer C – Mobility	*	)	*	)	11%

*)Less than 10%

Customer A is located in Peru, Customers B, C and D are located in the United States.

(1) The Company restated previously issued consolidated financial statements. See Note 2 and Note 17 for additional information.

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GILAT SATELLITE NETWORKS LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands

NOTE 15:- CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Cont.)

e.Commencing in the first quarter of 2022, in order to reflect the Company’s new management’s approach in the management of the Company’s operations, organizational alignment, customer base and end markets, the Company  operates in three new operating segments, as follows:

•

Satellite Networks is focused on the development and supply of networks that are used as the platform that enables the latest satellite constellations of HTS, VHTS and NGSO opportunities worldwide. The Segment provides advanced broadband satellite communication networks and associated professional services and comprehensive turnkey solutions and managed satellite network services solutions. Segment’s customers are service providers, satellite operators, MNOs, Telcos, large enterprises, system integrators, defense, homeland security organizations and governments worldwide. Principal applications include In-Flight-Connectivity, cellular backhaul, maritime, social inclusion solutions, government, defense and enterprise networks and are driving meaningful partnerships with satellite operators to leverage Segment’s technology and breadth of services to deploy and operate the ground-based satellite communication networks. Segment’s product portfolio includes a leading satellite network platform with high-speed VSATs, high performance on-the-move antennas, BUCs and transceivers.

•

Integrated Solutions is focused on the development, manufacturing and supply of products and solutions for mission-critical defense and broadcast satellite communications systems, advanced on-the-move and on-the-pause satellite communications equipment, systems and solutions, including airborne, ground-mobile satellite systems and solutions. The Segment product portfolio comprises of leading high-efficiency, high-power SSPAs, BUCs and transceivers with a field-proven, high-performance variety of frequency bands. The segment’s customers are satellite operators, In-Flight Connectivity service providers, defense and homeland security system integrators, and NGSO gateway integrators.

•

Network Infrastructure and Services is focused on telecom operation and implementation of large-scale networks projects in Peru. The Segment provides terrestrial (fiber optic and wireless network) and satellite network construction and operation. The Segment serves customers through technology integration, managed networks and services, connectivity services, internet access and telephony over the Segment’s networks. The Segment implements projects using various technologies (including the Company’s equipment), mainly based on BOT and BOO contracts.

The Company is still evaluating whether the change in its operating segments, as described above, affects goodwill assignment to reporting units.